Capital and Treasury Stock (Details) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended												3 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012		Jan. 01, 2012	Dec. 29, 2013 Treasury Stock [Member]	Dec. 30, 2012 Treasury Stock [Member]		Jan. 01, 2012 Treasury Stock [Member]	Dec. 29, 2013 Synthes, Inc [Member]	Dec. 30, 2012 Synthes, Inc [Member]	Jan. 01, 2012 Synthes, Inc [Member]	Dec. 30, 2012 Synthes, Inc [Member] Treasury Stock [Member]	Jul. 01, 2012 Synthes, Inc [Member]	Dec. 30, 2012 Synthes, Inc [Member]
Changes in treasury stock
Treasury Stock, Beginning Balance	$ 18,476	$ 21,659		$ 20,783
Treasury Stock, Beginning Balance, Shares	341,354	395,480		381,746
Employee compensation and stock option plans, Shares	(48,555)	(55,170)		(26,007)
Employee compensation and stock option plans related to treasury stock	(3,367)	(3,250)		(1,649)
Issuance of common stock associated with the acquisition of Synthes, Shares													(203,700)	(203,740)
Issuance of common stock associated with the acquisition of Synthes, Inc. Amount									0	(13,335)	0	(12,852)	(13,335)
Repurchase of common stock, Shares	6,416	204,784	[1]	39,741
Repurchase of common stock, Amounts	3,538	12,919	[1]	2,525	591	12,919	[1]	2,525
Treasury Stock, Ending Balance	$ 15,700	$ 18,476		$ 21,659
Treasury Stock, Ending Balance, Shares	299,215	341,354		395,480

[1]	Includes repurchase of common stock associated with the acquisition of Synthes, Inc.